Other Financial Assets At Amortised Cost - Summary of Other Financial Assets at Amortised Cost (Detail) - Other Financial Assets - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 4,879	£ 7,056
Asset backed securities
Financial assets at amortised cost [line items]
Financial assets at amortised cost	507	532
Debt securities
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 4,372	£ 6,524